S000089317 [Member] Fees and Expenses - iMGP APA Enhanced Income Municipal Fund	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the APA Enhanced Income Municipal Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the APA Enhanced Income Municipal Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the APA Enhanced Income Municipal Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the APA Enhanced Income Municipal Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the APA Enhanced Income Municipal Fund’s operating expenses remain the same. The cost for the APA Enhanced Income Municipal Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The APA Enhanced Income Municipal Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. These costs, which are not reflected in the annual fund operating expenses or in the example, will affect the APA Enhanced Income Municipal Fund’s performance. During the most recent fiscal year, the APA Enhanced Income Municipal Fund’s portfolio turnover rate was 205% of the average value of its portfolio.

Portfolio Turnover, Rate	205.00%